Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
Dec. 31, 2021
Convertible debt [Member]
Debt conversion converted instrument rate	2.50%
Non-convertible debt [Member]
Debt conversion converted instrument rate	2.50%